Net Income Per Unit (Tables)	6 Months Ended
Jun. 30, 2013
Net Income Per Unit (Abstract)
Net Income Per Unit Basic (Table Text Block)

BASIC	For the six month period ended June 30,
Numerators	2013	2012
Partnership's net income	$64,332	$6,595
Less:
Partnership's net income available to preferred unit holders	10,540	4,159
General Partner's interest in Partnership's net income	1,076	49
Partnership's net income allocable to unvested units	750	41
Partnership's net income available to common unit holders	$51,966	$2,346
Denominators
Weighted average number of common units outstanding, basic	68,385,001	68,186,476
Net income per common unit:
Basic	$0.76	$0.03

Net Income Per Unit Diluted (Table Text Block)

DILUTED	For the six month period ended June 30,
Numerators	2013	2012
Partnership's net income available to common unit holders	$64,332	$6,595
Less:
General Partner's interest in Partnership's net income	975	49
Partnership's net income available to preferred unit holders	10,540	4,159
Partnership's net income allocable to unvested units	695	41
Add:
Partnership's net income available to preferred unit holders	10,540	-
Partnership's net income allocable to unvested units	695	-
	$63,357	$2,346
Denominators
Weighted average number of common units outstanding, basic	68,385,001	68,186,476
Dilutive effect of preferred units	20,608,317	-
Dilutive effect of unvested shares	987,076	-
Weighted average number of common units outstanding, diluted	89,980,394	68,186,476
Net income per common unit:
Diluted	$0.70	$0.03